GOODWILL (Details) - Schedule of movement of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GOODWILL (Details) - Schedule of movement of goodwill [Line Items]
Opening balance		$ 2,209,576	$ 2,294,072
Increase (decrease) due to exchange rate differences		(480,601)	(84,496)
Impairment loss		(1,728,975)
Transfer from Multiplus S.A. (see nota 1)
Closing balance			2,209,576
Air Transport [Member]
GOODWILL (Details) - Schedule of movement of goodwill [Line Items]
Opening balance		2,209,576	1,845,136
Increase (decrease) due to exchange rate differences		(480,601)	(67,133)
Impairment loss		(1,728,975)
Transfer from Multiplus S.A. (see nota 1)			431,573
Closing balance			2,209,576
Coalition and loyalty program Multiplus [Member]
GOODWILL (Details) - Schedule of movement of goodwill [Line Items]
Opening balance			448,936
Increase (decrease) due to exchange rate differences			(17,363)
Impairment loss
Transfer from Multiplus S.A. (see nota 1)			(431,573)
Closing balance